TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 76.1%
	FIXED INCOME - 76.1%
4,065,000	iShares Broad USD High Yield Corporate Bond ETF				$ 149,998,500
845,000	iShares iBoxx High Yield Corporate Bond ETF(a)				66,366,300
1,005,000	SPDR Bloomberg High Yield Bond ETF(a)				96,319,200
1,950,000	SPDR Portfolio High Yield Bond ETF				46,000,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $350,563,594)				358,684,500

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 22.6%
	AEROSPACE & DEFENSE — 0.5%
369,000	Bombardier, Inc.(b)		7.8750	04/15/27	369,404
800,000	Rolls-Royce PLC(b)		5.7500	10/15/27	810,156
750,000	TransDigm, Inc.		5.5000	11/15/27	740,561
750,000	TransDigm, Inc.(b)		6.7500	08/15/28	765,050
					2,685,171
	ASSET MANAGEMENT — 0.1%
355,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		6.2500	05/15/26	354,044

	AUTOMOTIVE — 0.9%
1,000,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	973,614
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	788,760
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,810,003
600,000	Tenneco, Inc.(b)		8.0000	11/17/28	544,200
					4,116,577
	BANKING — 1.1%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,229,994
1,000,000	Barclays PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,125,916
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,283,035
750,000	HSBC Holdings PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	866,308
1,000,000	Lloyds Banking Group PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	1,141,865
					5,647,118

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	BEVERAGES — 0.7%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.	8.2000	01/15/39	$ 2,595,961
1,000,000	PepsiCo, Inc.	7.0000	03/01/29	1,106,357
				3,702,318
	BIOTECH & PHARMA — 0.5%
500,000	Bausch Health Companies, Inc.(b)	5.5000	11/01/25	468,028
1,000,000	Jazz Securities DAC(b)	4.3750	01/15/29	939,687
500,000	Merck & Company, Inc.	6.5000	12/01/33	566,540
650,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)	5.1250	04/30/31	598,268
				2,572,523
	CABLE & SATELLITE — 1.1%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.1250	05/01/27	972,677
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.7500	03/01/30	1,118,855
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(b)	5.8750	08/15/27	1,205,422
900,000	DISH Network Corporation(b)	11.7500	11/15/27	901,099
1,000,000	Sirius XM Radio, Inc.(b)	4.0000	07/15/28	917,323
				5,115,376
	CHEMICALS — 0.4%
400,000	Olympus Water US Holding Corporation(b)	9.7500	11/15/28	425,673
550,000	Tronox, Inc.(b)	4.6250	03/15/29	501,691
350,000	Windsor Holdings III, LLC(b)	8.5000	06/15/30	368,816
600,000	WR Grace Holdings, LLC(b)	5.6250	08/15/29	549,463
				1,845,643
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(b)	7.8750	02/15/31	407,195
27,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(b)	6.6250	07/15/26	26,988
				434,183
	CONSTRUCTION MATERIALS — 0.2%
850,000	Standard Industries, Inc.(b)	4.3750	07/15/30	774,231

	CONTAINERS & PACKAGING — 0.2%
700,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	709,714

	DIVERSIFIED INDUSTRIALS — 0.5%
2,000,000	General Electric Company	6.7500	03/15/32	2,232,264

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(b)	9.7500	04/15/29	$ 848,272

	ELECTRIC UTILITIES — 1.2%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,129,431
600,000	Calpine Corporation(b)	5.1250	03/15/28	581,456
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,128,783
700,000	FirstEnergy Corporation	4.1500	07/15/27	678,918
190,000	PG&E Corporation	5.0000	07/01/28	185,415
750,000	Progress Energy, Inc.	7.7500	03/01/31	859,103
400,000	Talen Energy Supply, LLC(b)	8.6250	06/01/30	430,598
400,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	422,257
				5,415,961
	ELECTRICAL EQUIPMENT — 0.2%
500,000	Emerald Debt Merger Sub, LLC(b)	6.6250	12/15/30	509,405
500,000	Vertical US Newco, Inc.(b)	5.2500	07/15/27	490,297
				999,702
	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	382,971

	ENTERTAINMENT CONTENT — 0.2%
750,000	Univision Communications, Inc.(b)	7.3750	06/30/30	721,263

	FOOD — 0.2%
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	851,761

	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation	5.4500	10/15/32	519,247

	HEALTH CARE FACILITIES & SERVICES — 0.5%
350,000	CHS/Community Health Systems, Inc.(b)	10.8750	01/15/32	376,328
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	915,507
1,000,000	Tenet Healthcare Corporation	6.1250	10/01/28	1,003,241
				2,295,076

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	HOME & OFFICE PRODUCTS — 0.2%
750,000	Newell Brands, Inc.	5.2000	04/01/26	$ 748,003

	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	620,764
750,000	United Rentals North America, Inc.	5.2500	01/15/30	734,798
				1,355,562
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
150,000	Coinbase Global, Inc.(b)	3.3750	10/01/28	132,163
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,330,557
250,000	Jane Street Group / JSG Finance, Inc.(b)	4.5000	11/15/29	236,599
500,000	Jefferies Financial Group, Inc.	6.4500	06/08/27	517,927
750,000	Morgan Stanley	7.2500	04/01/32	863,278
				5,080,524
	INSURANCE — 0.9%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	6.7500	10/15/27	298,045
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	530,006
300,000	HUB International Ltd.(b)	7.2500	06/15/30	309,574
250,000	HUB International Ltd.(b)	7.3750	01/31/32	257,057
300,000	Jones Deslauriers Insurance Management, Inc.(b)	8.5000	03/15/30	314,886
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,303,898
				4,013,466
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.	5.8750	11/15/28	523,222
1,000,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	966,359
				1,489,581
	LEISURE FACILITIES & SERVICES — 1.9%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)	3.8750	01/15/28	470,360
1,000,000	Caesars Entertainment, Inc.(b)	8.1250	07/01/27	1,022,367
500,000	Carnival Corporation(b)	6.0000	05/01/29	499,140
1,000,000	Carnival Holdings Bermuda Ltd.(b)	10.3750	05/01/28	1,081,585
900,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	789,142
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	979,310

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	LEISURE FACILITIES & SERVICES — 1.9% (Continued)
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	$ 647,659
1,200,000	Live Nation Entertainment, Inc.(b)	6.5000	05/15/27	1,213,861
850,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	768,263
300,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	298,936
700,000	Sands China Ltd.	5.1250	08/08/25	695,472
850,000	Wynn Macau Ltd.(b)	5.6250	08/26/28	805,841
				9,271,936
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	526,677

	MEDICAL EQUIPMENT & DEVICES — 0.7%
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,141,268
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	841,130
1,000,000	Medline Borrower, L.P.(b)	3.8750	04/01/29	933,187
				2,915,585
	METALS & MINING — 0.4%
500,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	452,494
750,000	Novelis Corporation(b)	4.7500	01/30/30	707,643
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,190,795
				2,350,932
	OIL & GAS PRODUCERS — 1.9%
500,000	Apache Corporation	5.1000	09/01/40	437,046
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	392,126
1,150,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	1,162,182
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	722,065
500,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	464,679
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	782,094
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,068,893
650,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	638,202
600,000	Southwestern Energy Company	4.7500	02/01/32	560,836
1,000,000	Tosco Corporation	8.1250	02/15/30	1,171,113
1,250,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	1,312,233
				8,711,469

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
1,000,000	Nabors Industries, Inc.(b)	9.1250	01/31/30	$ 1,068,993
900,000	Transocean, Inc.(b)	8.7500	02/15/30	945,731
500,000	Weatherford International Ltd.(b)	8.6250	04/30/30	519,891
				2,534,615
	PUBLISHING & BROADCASTING — 0.1%
700,000	News Corporation(b)	3.8750	05/15/29	647,821

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
500,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	481,674
500,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	329,524
300,000	Service Properties Trust(b)	8.6250	11/15/31	319,134
750,000	Simon Property Group, L.P.	6.7500	02/01/40	831,378
500,000	Uniti Group, L.P. / Uniti Group Finance Inc / CSL CSL Capital, LLC(b)	10.5000	02/15/28	505,155
				2,466,865
	RETAIL - DISCRETIONARY — 0.7%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(b)	5.3750	03/01/29	366,260
650,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	581,437
300,000	Hertz Corporation (The)(b)	12.6250	07/15/29	318,888
650,000	Macy's Retail Holdings, LLC(b)	5.8750	03/15/30	624,521
300,000	NMG Holding Company, Inc. / Neiman Marcus Group, LLC(b)	7.1250	04/01/26	301,319
500,000	PetSmart, Inc. / PetSmart Finance Corporation(b)	7.7500	02/15/29	485,611
500,000	Staples, Inc.(b)	10.7500	09/01/29	485,150
				3,163,186
	SOFTWARE — 0.8%
500,000	AthenaHealth Group, Inc.(b)	6.5000	02/15/30	471,794
650,000	Cloud Software Group, Inc.(b)	6.5000	03/31/29	634,003
3,000,000	Microsoft Corporation	2.9210	03/17/52	2,099,614
500,000	UKG, Inc.(b)	6.8750	02/01/31	514,230
				3,719,641
	SPECIALTY FINANCE — 0.7%
550,000	Ally Financial, Inc.	5.7500	11/20/25	551,436
362,687	Global Aircraft Leasing Company Ltd.(b)	6.5000	09/15/24	356,565
850,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	826,099
300,000	Navient Corporation	5.5000	03/15/29	279,204

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	SPECIALTY FINANCE — 0.7% (Continued)
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)	3.8750	03/01/31	$ 534,159
800,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	768,952
				3,316,415
	STEEL — 0.1%
400,000	Cleveland-Cliffs, Inc.(b)	6.7500	04/15/30	403,088

	TECHNOLOGY HARDWARE — 0.5%
650,000	CommScope, Inc.(b)	6.0000	03/01/26	611,441
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	910,878
500,000	Seagate HDD Cayman	9.6250	12/01/32	573,233
500,000	Xerox Holdings Corporation(b)	5.5000	08/15/28	424,130
				2,519,682
	TECHNOLOGY SERVICES — 0.3%
500,000	Block, Inc.	3.5000	06/01/31	434,269
400,000	GTCR W-2 Merger Sub, LLC(b)	7.5000	01/15/31	421,532
500,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	489,696
				1,345,497
	TELECOMMUNICATIONS — 1.0%
2,000,000	Deutsche Telekom International Finance BV	9.2500	06/01/32	2,521,673
1,250,000	Intelsat Jackson Holdings S.A.(b)	6.5000	03/15/30	1,191,365
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	1,215,431
				4,928,469
	TRANSPORTATION & LOGISTICS — 0.5%
583,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd..(b)	5.5000	04/20/26	579,771
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	848,716
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	371,890
400,000	United Airlines, Inc.(b)	4.6250	04/15/29	378,314
				2,178,691
	WHOLESALE - CONSUMER STAPLES — 0.1%
400,000	US Foods, Inc.(b)	4.7500	02/15/29	383,448

	TOTAL CORPORATE BONDS (Cost $104,121,295)			106,294,568

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 14.4%
COLLATERAL FOR SECURITIES LOANED – 14.4%
68,018,351	State Street Institutional US Government Money Market Fund, 5.21% (Cost $68,018,351)(d),(e)	$ 68,018,351
TOTAL SHORT-TERM INVESTMENTS (Cost $68,018,351)

	TOTAL INVESTMENTS – 113.1% (Cost $522,703,240)	$ 532,997,419
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.1)%	(61,778,792)
	NET ASSETS - 100.0%	$ 471,218,627

BV	- Besloten vennootschap
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a) (b)

All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2024 was $66,891,664.

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2024 the total market value of 144A securities is 51,507,466 or 10.9% of net assets.

(c) (d)

Variable rate security; the rate shown represents the rate on July 31, 2024.

Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $68,018,351 at July 31, 2024.

(e)	Rate disclosed is the seven-day effective yield as of July 31, 2024.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 98.4%
EQUITY - 98.4%
700,500	Vanguard FTSE Developed Markets ETF					$ 35,662,455
TOTAL EXCHANGE-TRADED FUNDS (Cost $32,087,559)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.3%
131	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/20/2024	$ 5,050	$ 36,404,900	$ 121,175
TOTAL FUTURE OPTIONS PURCHASED (Cost - $112,981)

	TOTAL INVESTMENTS – 98.7% (Cost $32,200,540)					$ 35,783,630
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%					454,419
	NET ASSETS - 100.0%					$ 36,238,049

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 85.8%
U.S. TREASURY BILLS — 85.8%
62,000,000	United States Treasury Bill(a)			5.2800	08/06/24	$ 61,954,740
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $61,955,481)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.2%
176	CMC E-Mini Standard % Poor’s 500 Index Future	EDF	09/20/2024	$ 5,050	$ 48,910,400	$ 162,800
TOTAL FUTURE OPTIONS PURCHASED (Cost - $151,791)

	TOTAL INVESTMENTS – 86.0% (Cost $62,107,272)					$ 62,117,540
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.0%					10,128,842
	NET ASSETS - 100.0%					$ 72,246,382

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
37	CME E-Mini NASDAQ 100 Index Future		EDF	09/23/2024	$ 14,433,885	$ (510,794)
122	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/23/2024	33,903,800	66,872
	TOTAL FUTURES CONTRACTS					$ (443,922)

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 79.2%
U.S. TREASURY BILLS — 79.2%
44,000,000	United States Treasury Bill(a)			5.2800	08/06/24	$ 43,967,880
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $43,968,406)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.2%
501	CMC E-Mini Russell 2000 Index Future	EDF	09/20/2024	$ 1,900	$ 56,938,650	$ 108,968
TOTAL FUTURE OPTIONS PURCHASED (Cost - $160,320)

	TOTAL INVESTMENTS – 79.4% (Cost $44,128,726)					$ 44,076,848
	CALL OPTIONS WRITTEN - (4.0)% (Premiums received - $2,072,978)					(2,205,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.6%					13,657,896
	NET ASSETS - 100.0%					$ 55,529,744

Contracts(b)
	WRITTEN FUTURE OPTIONS - (4.0)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (4.0)%
490	CMC E-Mini Russell 2000 Index Future	EDF	09/20/2024	$ 2,250	$ 55,688,500	$ 2,205,000
TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $2,072,978)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
248	CME E-Mini Russell 2000 Index Future		EDF	09/23/2024	$ 28,185,200	$ 2,804,413
90	CME E-Mini Standard & Poor's MidCap 400 Index Future		EDF	09/23/2024	28,080,900	1,446,343
	TOTAL FUTURES CONTRACTS					$ 4,250,756

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	FIXED INCOME - 99.6%
37,000	Blackrock AAA CLO ETF	$ 1,923,630
49,900	iShares Core U.S. Aggregate Bond ETF	4,945,589
38,400	iShares Floating Rate Bond ETF	1,962,624
117,000	iShares iBoxx High Yield Corporate Bond ETF(a)	9,189,180
110,300	Janus Henderson AAA CLO ETF	5,616,476
109,000	SPDR Bloomberg High Yield Bond ETF	10,446,560
67,300	Vanguard Total Bond Market ETF	4,947,896
	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,271,492)	39,031,955

	SHORT-TERM INVESTMENTS — 15.3%
	COLLATERAL FOR SECURITIES LOANED - 15.3%
5,987,250	State Street Institutional US Government Money, 5.21% (Cost $5,987,250)(b),(c)	5,987,250
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,987,250)

	TOTAL INVESTMENTS - 114.9% (Cost $44,258,742)	$ 45,019,205
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.9)%	(5,852,635)
	NET ASSETS - 100.0%	$ 39,166,570

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) (b) (c)

All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2024 was $5,890,500.

Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $5,987,250 at July 31, 2024.

Rate disclosed is the seven day effective yield as of July 31, 2024.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 8.5%
	AEROSPACE & DEFENSE - 0.2%
200	General Dynamics Corporation	$ 59,742
100	Lockheed Martin Corporation	54,192
		113,934
	ASSET MANAGEMENT - 0.1%
100	Ameriprise Financial, Inc.	43,007

	BANKING - 0.1%
200	JPMorgan Chase & Company	42,560

	BEVERAGES - 0.3%
900	Coca-Cola Company (The)	60,066
200	Constellation Brands, Inc., Class A	49,032
1,800	Keurig Dr Pepper, Inc.	61,704
300	PepsiCo, Inc.	51,801
		222,603
	BIOTECH & PHARMA - 0.3%
300	AbbVie, Inc.	55,596
300	Johnson & Johnson	47,355
500	Merck & Company, Inc.	56,565
		159,516
	CHEMICALS - 0.5%
200	Avery Dennison Corporation	43,366
1,100	Dow, Inc.	59,917
200	Ecolab, Inc.	46,138
100	Linde PLC	45,350
600	LyondellBasell Industries N.V., Class A	59,676
400	PPG Industries, Inc.	50,792
		305,239
	COMMERCIAL SUPPORT SERVICES - 0.2%
300	Republic Services, Inc.	58,296
300	Waste Management, Inc.	60,798
		119,094
	DIVERSIFIED INDUSTRIALS - 0.3%
300	Dover Corporation	55,278

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 8.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.3% (Continued)
300	Honeywell International, Inc.	$ 61,425
200	Illinois Tool Works, Inc.	49,456
		166,159
	ELECTRIC UTILITIES - 1.1%
1,100	Alliant Energy Corporation	61,226
2,100	CenterPoint Energy, Inc.	58,275
900	CMS Energy Corporation	58,320
600	Consolidated Edison, Inc.	58,512
500	Duke Energy Corporation	54,635
500	Entergy Corporation	57,985
1,400	FirstEnergy Corporation	58,674
2,000	PPL Corporation	59,440
800	Public Service Enterprise Group, Inc.	63,816
700	SEMPRA	56,042
700	Southern Company (The)	58,464
700	WEC Energy Group, Inc.	60,242
		705,631
	ELECTRICAL EQUIPMENT - 0.2%
300	AMETEK, Inc.	52,044
900	Amphenol Corporation, Class A	57,834
600	Otis Worldwide Corporation	56,700
		166,578
	ENTERTAINMENT CONTENT - 0.1%
400	Electronic Arts, Inc.	60,376

	FOOD - 0.2%
900	General Mills, Inc.	60,426
900	Mondelez International, Inc., Class A	61,515
		121,941
	GAMING REIT - 0.1%
1,900	VICI Properties, Inc.	59,394

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 8.5% (Continued)
	GAS & WATER UTILITIES - 0.1%
400	Atmos Energy Corporation	$ 51,152

	HEALTH CARE FACILITIES & SERVICES - 0.3%
200	Cencora, Inc.	47,576
100	Elevance Health, Inc.	53,203
200	Labcorp Holdings, Inc.	43,088
100	McKesson Corporation	61,702
400	Quest Diagnostics, Inc.	56,920
		262,489
	HOUSEHOLD PRODUCTS - 0.3%
600	Church & Dwight Company, Inc.	58,806
600	Colgate-Palmolive Company	59,514
400	Kimberly-Clark Corporation	54,020
300	Procter & Gamble Company (The)	48,228
		220,568
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
300	CME Group, Inc.	58,113
400	Intercontinental Exchange, Inc.	60,624
		118,737
	INSURANCE - 0.9%
700	American International Group, Inc.	55,461
200	Arthur J Gallagher & Company	56,698
100	Berkshire Hathaway, Inc., Class B(a)	43,850
600	Brown & Brown, Inc.	59,658
200	Chubb Ltd.	55,132
500	Hartford Financial Services Group, Inc. (The)	55,460
700	Loews Corporation	55,965
200	Marsh & McLennan Companies, Inc.	44,514
800	MetLife, Inc.	61,480
400	Prudential Financial, Inc.	50,128
200	Travelers Companies, Inc. (The)	43,288
		581,634

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 8.5% (Continued)
	INTERNET MEDIA & SERVICES - 0.1%
300	VeriSign, Inc.(a)	$ 56,103

	LEISURE FACILITIES & SERVICES - 0.4%
400	Darden Restaurants, Inc.	58,516
200	Hilton Worldwide Holdings, Inc.	42,934
200	McDonald's Corporation	53,080
400	Yum! Brands, Inc.	53,132
		207,662
	MACHINERY - 0.1%
300	IDEX Corporation	62,544

	MEDICAL EQUIPMENT & DEVICES - 0.4%
500	Abbott Laboratories	52,970
800	Boston Scientific Corporation(a)	59,104
700	Hologic, Inc.(a)	57,127
700	Medtronic PLC	56,224
		225,425
	OIL & GAS PRODUCERS - 0.3%
2,900	Kinder Morgan, Inc.	61,277
700	ONEOK, Inc.	58,331
1,400	Williams Companies, Inc. (The)	60,116
		179,724
	RETAIL - CONSUMER STAPLES - 0.1%
800	Walmart, Inc.	54,912

	RETAIL - DISCRETIONARY - 0.1%
100	Home Depot, Inc. (The)	36,816
500	TJX Cos., Inc. (The)	56,510
		93,326
	SOFTWARE - 0.1%
100	Roper Technologies, Inc.	54,475

	TECHNOLOGY HARDWARE - 0.2%
1,200	Cisco Systems, Inc.	58,140

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 8.5% (Continued)
	TECHNOLOGY HARDWARE - 0.2% (Continued)
100	Motorola Solutions, Inc.	$ 39,892
		98,032
	TECHNOLOGY SERVICES - 0.6%
200	Automatic Data Processing, Inc.	52,524
200	Broadridge Financial Solutions, Inc.	42,800
300	Fiserv, Inc.(a)	49,071
400	Leidos Holdings, Inc.	57,760
100	Mastercard, Inc., Class A	46,371
400	Paychex, Inc.	51,208
200	Verisk Analytics, Inc.	52,350
200	Visa, Inc., Class A	53,134
		405,218
	TELECOMMUNICATIONS - 0.1%
300	T-Mobile US, Inc.	54,684

	TOBACCO & CANNABIS - 0.2%
1,200	Altria Group, Inc.	58,812
500	Philip Morris International, Inc.	57,580
		116,392
	TRANSPORTATION & LOGISTICS - 0.2%
1,700	CSX Corporation	59,670
400	Expeditors International of Washington, Inc.	49,928
		109,598
	WHOLESALE - CONSUMER STAPLES - 0.1%
800	Sysco Corporation	61,320

	TOTAL COMMON STOCKS (Cost $5,305,884)	5,300,027

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 20.5%
	EQUITY - 20.5%
252,500	Vanguard FTSE Developed Markets ETF					$ 12,854,775
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,581,691)

Principal Amount ($)				Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 63.7%
	U.S. TREASURY BILLS — 63.7%
40,000,000	United States Treasury Bill(b)			5.2800	08/06/24	$ 39,970,800
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $39,971,278)

Contracts(d)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
285	CMC E-Mini Russell 2000 Index Future	EDF	09/20/2024	$ 1,900	$ 32,390,250	$ 61,988
91	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/20/2024	5,050	25,288,900	84,175
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $169,683)					146,163

	TOTAL INVESTMENTS – 92.9% (Cost $57,028,536)					$ 58,271,765
	CALL OPTIONS WRITTEN - (1.9)% (Premiums received - $1,167,637)					(1,242,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.0%					5,672,056
	NET ASSETS - 100.0%					$ 62,701,821

Contracts(d)
	WRITTEN FUTURE OPTIONS - (1.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.9)%
276	CMC E-Mini Russell 2000 Index Future	EDF	09/20/2024	$ 2,250	$ 31,367,400	$ 1,242,000
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $1,167,637)

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
16	CME E-Mini NASDAQ 100 Index Future	EDF	09/23/2024	$ 6,241,680	$ (220,252)
141	CME E-Mini Russell 2000 Index Future	EDF	09/23/2024	16,024,650	1,594,444
23	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/23/2024	6,391,700	12,607
51	CME E-Mini Standard & Poor's MidCap 400 Index Future	EDF	09/23/2024	15,912,510	827,044
	TOTAL FUTURES CONTRACTS				$ 2,213,843

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
EDF	- ED&F Man Capital Markets, Inc.

(a)	Non-income producing security.
(b)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2024.
(d)	Each contract is equivalent to one futures contract.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.